F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
F4 Interest-bearing liabilities

F4 Interest-bearing liabilities

As of December 31, 2018, the Company’s outstanding interest-bearing liabilities were SEK 33.1 (33.0) billion.

Interest-bearing liabilities

	2018	2017
Borrowings, current
Current part of non-current borrowings	72	89
Other borrowings, current	2,183	2,456

Total borrowings, current	2,255	2,545
Borrowings, non-current
Notes and bond loans	21,875	20,560
Other borrowings, non-current	8,995	9,940

Total borrowings, non-current	30,870	30,500

Total interest-bearing liabilities	33,125	33,045

Reconciliation of liabilities arising from financing activities

	2018	2017
Opening balance	33,045	26,686
Adjustment due to IFRS 9 1)	31	—
Adjusted opening balance	33,076	26,686
Cash flows
Proceeds from issuance of borrowings	911	13,416
Repayment of borrowings	–1,748	–4,830
Non-cash changes
Effect of foreign exchange movement	2,813	–2,155
Revaluation due to changes in credit risk	–207	—
Other changes in fair value	–28	–72
Reclassification 2)	–1,692	—

Closing balance	33,125	33,045

1)	For more information see Note A3, “Changes in accounting policies.”
2)	The borrowing was reclassified to other non-current liabilities due to a contractual change.

In addition to the above numbers SEK 75 (201) million is allocated to the financing cash flow due to hedging derivatives.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program or under its U.S. Securities and Exchange Commission (SEC) Registered program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in Note F1, “Financial risk management.” Total weighted average interest rate cost for the long-term funding during the year was 1.74% (1.68%).

Changes in fair value due to changes in credit risk in 2018

Borrowings managed by the Ericsson Internal Bank are designated FVTPL because they are managed on a fair value basis. Changes in fair value are recognized in the income statement, except for changes in fair value due to changes in credit risk which are recognized in other comprehensive income. Ericsson’s credit risk is calculated from the market value of the instruments traded on the credit market. For interest bearing securities not traded on the credit market, an average of the five latest pricing updates from the company’s core banks is used. The pricing updates are based on the credit markets view of Ericsson’s credit and therefore reflects a market price of the credit risk.

Fair value hedge accounting in prior years

In prior years, the outstanding EUR bonds and USD bond were revalued based on changes in benchmark interest rates according to the fair value hedge methodology stipulated in IAS 39 “Financial Instruments: Recognition and Measurement.”

Notes, bonds and bilateral loans

Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Book value (SEK million) 2018	Changes in fair value due to changes in credit risk 2018	Cumulative changes in fair value due to changes in credit risk 2018	Book value (SEK million) 2017		Unrealized hedge gain/loss (included in book value) 2017
Notes and bond loans
2010–2020 1)	170		USD	Dec 23, 2020	1,545	–37	24	1,394
2012–2022	1,000	4.125%	USD	May 15, 2022	8,776	–68	19	8,180	2)	9
2017–2021	500	0.875%	EUR	Mar 1, 2021	5,141	47	13	4,897	2)	7
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,087	–35	–43	4,862	2)	–7
2017–2025 1)	150		USD	Dec 22, 2025	1,326	–13	–13	1,227

Total notes and bond loans					21,875	–106	0	20,560		9
Bilateral loans
2012–2021 3)	98		USD	Sep 30, 2021	860	–32	–1	805
2013–2020 4)	684		USD	Nov 6, 2020	6,030	–66	–87	5,609
2017–2023 3)	220		USD	Jun 15, 2023	1,959	–3	–3	1,797

Total bilateral loans					8,849	–101	–91	8,211

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Interest rate swaps were designated as fair value hedges.
3)	Nordic Investment Bank (NIB), R&D project financing.
4)	European Investment Bank (EIB), R&D project financing.